OFFSETTING OF FINANCIAL ASSETS AND LIABILITIES (Details) - Schedule of Offsetting of Financial Assets and Liabilities - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Gross assets and liabilities
Financial assets
Financial assets at fair value through other comprehensive income	£ 27,260	£ 24,617
Financial liabilities
Financial liabilities at fair value through profit or loss		12,167
Gross assets and liabilities | Financial liabilities at fair value through profit or loss, category
Financial liabilities
Financial liabilities at fair value through profit or loss	6,831
Gross assets and liabilities | Deposits from banks:
Financial liabilities
Deposits from banks	25,005	23,593
Gross assets and liabilities | Customer deposits
Financial liabilities
Customer deposits	441,700	398,708
Gross assets and liabilities | Derivative liabilities
Financial liabilities
Derivative financial instruments	66,003	61,328
Gross assets and liabilities | Financial assets at fair value through profit or loss
Financial assets
Financial assets at fair value through profit or loss	1,674	2,284
Gross assets and liabilities | Derivative assets
Financial assets
Derivative financial instruments	67,428	61,860
Gross assets and liabilities | Loans and advances to banks
Financial assets
Loans and advances to banks	5,958	4,852
Gross assets and liabilities | Loans and advances to customers
Financial assets
Loans and advances to customers	485,960	478,935
Gross assets and liabilities | Debt securities
Financial assets
Debt securities	5,137	5,325
Gross assets and liabilities | Excluding reverse repos | Financial assets at fair value through profit or loss
Financial assets
Financial assets at fair value through profit or loss	1,674	2,284
Gross assets and liabilities | Excluding reverse repos | Loans and advances to banks
Financial assets
Loans and advances to banks	4,324	4,444
Gross assets and liabilities | Excluding reverse repos | Loans and advances to customers
Financial assets
Loans and advances to customers	426,104	422,846
Gross assets and liabilities | Reverse repos | Financial assets at fair value through profit or loss
Financial assets
Financial assets at fair value through profit or loss	0	0
Gross assets and liabilities | Reverse repos | Loans and advances to banks
Financial assets
Loans and advances to banks	1,634	408
Gross assets and liabilities | Reverse repos | Loans and advances to customers
Financial assets
Loans and advances to customers	59,856	56,089
Gross assets and liabilities | Excluding repos
Financial liabilities
Financial liabilities at fair value through profit or loss		7,702
Gross assets and liabilities | Excluding repos | Financial liabilities at fair value through profit or loss, category
Financial liabilities
Financial liabilities at fair value through profit or loss	6,831
Gross assets and liabilities | Excluding repos | Deposits from banks:
Financial liabilities
Deposits from banks	6,230	5,488
Gross assets and liabilities | Excluding repos | Customer deposits
Financial liabilities
Customer deposits	426,874	389,178
Gross assets and liabilities | Repos
Financial liabilities
Financial liabilities at fair value through profit or loss		4,465
Gross assets and liabilities | Repos | Financial liabilities at fair value through profit or loss, category
Financial liabilities
Financial liabilities at fair value through profit or loss	0
Gross assets and liabilities | Repos | Deposits from banks:
Financial liabilities
Deposits from banks	18,775	18,105
Gross assets and liabilities | Repos | Customer deposits
Financial liabilities
Customer deposits	14,826	9,530
Offset
Financial assets
Financial assets at fair value through other comprehensive income	0	0
Financial liabilities
Financial liabilities at fair value through profit or loss		4,465
Offset | Financial liabilities at fair value through profit or loss, category
Financial liabilities
Financial liabilities at fair value through profit or loss	0
Offset | Deposits from banks:
Financial liabilities
Deposits from banks	8	0
Offset | Customer deposits
Financial liabilities
Customer deposits	7,131	1,869
Offset | Derivative liabilities
Financial liabilities
Derivative financial instruments	57,775	51,497
Offset | Financial assets at fair value through profit or loss
Financial assets
Financial assets at fair value through profit or loss	0	0
Offset | Derivative assets
Financial assets
Derivative financial instruments	59,087	53,366
Offset | Loans and advances to banks
Financial assets
Loans and advances to banks	8	0
Offset | Loans and advances to customers
Financial assets
Loans and advances to customers	5,819	4,465
Offset | Debt securities
Financial assets
Debt securities	0	0
Offset | Excluding reverse repos | Financial assets at fair value through profit or loss
Financial assets
Financial assets at fair value through profit or loss	0	0
Offset | Excluding reverse repos | Loans and advances to banks
Financial assets
Loans and advances to banks	0	0
Offset | Excluding reverse repos | Loans and advances to customers
Financial assets
Loans and advances to customers	410	0
Offset | Reverse repos | Financial assets at fair value through profit or loss
Financial assets
Financial assets at fair value through profit or loss	0	0
Offset | Reverse repos | Loans and advances to banks
Financial assets
Loans and advances to banks	8	0
Offset | Reverse repos | Loans and advances to customers
Financial assets
Loans and advances to customers	5,409	4,465
Offset | Excluding repos
Financial liabilities
Financial liabilities at fair value through profit or loss		0
Offset | Excluding repos | Financial liabilities at fair value through profit or loss, category
Financial liabilities
Financial liabilities at fair value through profit or loss	0
Offset | Excluding repos | Deposits from banks:
Financial liabilities
Deposits from banks	0	0
Offset | Excluding repos | Customer deposits
Financial liabilities
Customer deposits	1,722	1,869
Offset | Repos
Financial liabilities
Financial liabilities at fair value through profit or loss		4,465
Offset | Repos | Financial liabilities at fair value through profit or loss, category
Financial liabilities
Financial liabilities at fair value through profit or loss	0
Offset | Repos | Deposits from banks:
Financial liabilities
Deposits from banks	8	0
Offset | Repos | Customer deposits
Financial liabilities
Customer deposits	5,409	0
Net amount recognised in the balance sheet
Financial assets
Financial assets at fair value through other comprehensive income	27,260	24,617
Financial liabilities
Financial liabilities at fair value through profit or loss		7,702
Net amount recognised in the balance sheet | Financial liabilities at fair value through profit or loss, category
Financial liabilities
Financial liabilities at fair value through profit or loss	6,831
Net amount recognised in the balance sheet | Deposits from banks:
Financial liabilities
Deposits from banks	24,997	23,593
Net amount recognised in the balance sheet | Customer deposits
Financial liabilities
Customer deposits	434,569	396,839
Net amount recognised in the balance sheet | Derivative liabilities
Financial liabilities
Derivative financial instruments	8,228	9,831
Net amount recognised in the balance sheet | Financial assets at fair value through profit or loss
Financial assets
Financial assets at fair value through profit or loss	1,674	2,284
Net amount recognised in the balance sheet | Derivative assets
Financial assets
Derivative financial instruments	8,341	8,494
Net amount recognised in the balance sheet | Loans and advances to banks
Financial assets
Loans and advances to banks	5,950	4,852
Net amount recognised in the balance sheet | Loans and advances to customers
Financial assets
Loans and advances to customers	480,141	474,470
Net amount recognised in the balance sheet | Debt securities
Financial assets
Debt securities	5,137	5,325
Net amount recognised in the balance sheet | Excluding reverse repos | Financial assets at fair value through profit or loss
Financial assets
Financial assets at fair value through profit or loss	1,674	2,284
Net amount recognised in the balance sheet | Excluding reverse repos | Loans and advances to banks
Financial assets
Loans and advances to banks	4,324	4,444
Net amount recognised in the balance sheet | Excluding reverse repos | Loans and advances to customers
Financial assets
Loans and advances to customers	425,694	422,846
Net amount recognised in the balance sheet | Reverse repos | Financial assets at fair value through profit or loss
Financial assets
Financial assets at fair value through profit or loss	0	0
Net amount recognised in the balance sheet | Reverse repos | Loans and advances to banks
Financial assets
Loans and advances to banks	1,626	408
Net amount recognised in the balance sheet | Reverse repos | Loans and advances to customers
Financial assets
Loans and advances to customers	54,447	51,624
Net amount recognised in the balance sheet | Excluding repos
Financial liabilities
Financial liabilities at fair value through profit or loss		7,702
Net amount recognised in the balance sheet | Excluding repos | Financial liabilities at fair value through profit or loss, category
Financial liabilities
Financial liabilities at fair value through profit or loss	6,831
Net amount recognised in the balance sheet | Excluding repos | Deposits from banks:
Financial liabilities
Deposits from banks	6,230	5,488
Net amount recognised in the balance sheet | Excluding repos | Customer deposits
Financial liabilities
Customer deposits	425,152	387,309
Net amount recognised in the balance sheet | Repos
Financial liabilities
Financial liabilities at fair value through profit or loss		0
Net amount recognised in the balance sheet | Repos | Financial liabilities at fair value through profit or loss, category
Financial liabilities
Financial liabilities at fair value through profit or loss	0
Net amount recognised in the balance sheet | Repos | Deposits from banks:
Financial liabilities
Deposits from banks	18,767	18,105
Net amount recognised in the balance sheet | Repos | Customer deposits
Financial liabilities
Customer deposits	9,417	9,530
Cash collateral received/ pledged
Financial assets
Financial assets at fair value through other comprehensive income	0	0
Financial liabilities
Financial liabilities at fair value through profit or loss		0
Cash collateral received/ pledged | Financial liabilities at fair value through profit or loss, category
Financial liabilities
Financial liabilities at fair value through profit or loss	0
Cash collateral received/ pledged | Deposits from banks:
Financial liabilities
Deposits from banks	2,351	1,684
Cash collateral received/ pledged | Customer deposits
Financial liabilities
Customer deposits	350	501
Cash collateral received/ pledged | Derivative liabilities
Financial liabilities
Derivative financial instruments	1,860	2,168
Cash collateral received/ pledged | Financial assets at fair value through profit or loss
Financial assets
Financial assets at fair value through profit or loss	0	0
Cash collateral received/ pledged | Derivative assets
Financial assets
Derivative financial instruments	2,702	2,186
Cash collateral received/ pledged | Loans and advances to banks
Financial assets
Loans and advances to banks	1,023	1,288
Cash collateral received/ pledged | Loans and advances to customers
Financial assets
Loans and advances to customers	837	879
Cash collateral received/ pledged | Debt securities
Financial assets
Debt securities	0	0
Cash collateral received/ pledged | Excluding reverse repos | Financial assets at fair value through profit or loss
Financial assets
Financial assets at fair value through profit or loss	0	0
Cash collateral received/ pledged | Excluding reverse repos | Loans and advances to banks
Financial assets
Loans and advances to banks	1,023	1,288
Cash collateral received/ pledged | Excluding reverse repos | Loans and advances to customers
Financial assets
Loans and advances to customers	837	879
Cash collateral received/ pledged | Reverse repos | Financial assets at fair value through profit or loss
Financial assets
Financial assets at fair value through profit or loss	0	0
Cash collateral received/ pledged | Reverse repos | Loans and advances to banks
Financial assets
Loans and advances to banks	0	0
Cash collateral received/ pledged | Reverse repos | Loans and advances to customers
Financial assets
Loans and advances to customers	0	0
Cash collateral received/ pledged | Excluding repos
Financial liabilities
Financial liabilities at fair value through profit or loss		0
Cash collateral received/ pledged | Excluding repos | Financial liabilities at fair value through profit or loss, category
Financial liabilities
Financial liabilities at fair value through profit or loss	0
Cash collateral received/ pledged | Excluding repos | Deposits from banks:
Financial liabilities
Deposits from banks	2,351	1,684
Cash collateral received/ pledged | Excluding repos | Customer deposits
Financial liabilities
Customer deposits	350	501
Cash collateral received/ pledged | Repos
Financial liabilities
Financial liabilities at fair value through profit or loss		0
Cash collateral received/ pledged | Repos | Financial liabilities at fair value through profit or loss, category
Financial liabilities
Financial liabilities at fair value through profit or loss	0
Cash collateral received/ pledged | Repos | Deposits from banks:
Financial liabilities
Deposits from banks	0	0
Cash collateral received/ pledged | Repos | Customer deposits
Financial liabilities
Customer deposits	0	0
Non-cash collateral received/ pledged
Financial assets
Financial assets at fair value through other comprehensive income	5,132	5,948
Financial liabilities
Financial liabilities at fair value through profit or loss		0
Non-cash collateral received/ pledged | Financial liabilities at fair value through profit or loss, category
Financial liabilities
Financial liabilities at fair value through profit or loss	0
Non-cash collateral received/ pledged | Deposits from banks:
Financial liabilities
Deposits from banks	18,767	18,105
Non-cash collateral received/ pledged | Customer deposits
Financial liabilities
Customer deposits	12,179	12,322
Non-cash collateral received/ pledged | Derivative liabilities
Financial liabilities
Derivative financial instruments	4,849	5,020
Non-cash collateral received/ pledged | Financial assets at fair value through profit or loss
Financial assets
Financial assets at fair value through profit or loss	0	21
Non-cash collateral received/ pledged | Derivative assets
Financial assets
Derivative financial instruments	3,555	4,177
Non-cash collateral received/ pledged | Loans and advances to banks
Financial assets
Loans and advances to banks	1,626	3,200
Non-cash collateral received/ pledged | Loans and advances to customers
Financial assets
Loans and advances to customers	57,209	51,624
Non-cash collateral received/ pledged | Debt securities
Financial assets
Debt securities	0	211
Non-cash collateral received/ pledged | Excluding reverse repos | Financial assets at fair value through profit or loss
Financial assets
Financial assets at fair value through profit or loss	0	21
Non-cash collateral received/ pledged | Excluding reverse repos | Loans and advances to banks
Financial assets
Loans and advances to banks	0	2,792
Non-cash collateral received/ pledged | Excluding reverse repos | Loans and advances to customers
Financial assets
Loans and advances to customers	2,762	0
Non-cash collateral received/ pledged | Reverse repos | Financial assets at fair value through profit or loss
Financial assets
Financial assets at fair value through profit or loss	0	0
Non-cash collateral received/ pledged | Reverse repos | Loans and advances to banks
Financial assets
Loans and advances to banks	1,626	408
Non-cash collateral received/ pledged | Reverse repos | Loans and advances to customers
Financial assets
Loans and advances to customers	54,447	51,624
Non-cash collateral received/ pledged | Excluding repos
Financial liabilities
Financial liabilities at fair value through profit or loss		0
Non-cash collateral received/ pledged | Excluding repos | Financial liabilities at fair value through profit or loss, category
Financial liabilities
Financial liabilities at fair value through profit or loss	0
Non-cash collateral received/ pledged | Excluding repos | Deposits from banks:
Financial liabilities
Deposits from banks	0	0
Non-cash collateral received/ pledged | Excluding repos | Customer deposits
Financial liabilities
Customer deposits	2,762	2,792
Non-cash collateral received/ pledged | Repos
Financial liabilities
Financial liabilities at fair value through profit or loss		0
Non-cash collateral received/ pledged | Repos | Financial liabilities at fair value through profit or loss, category
Financial liabilities
Financial liabilities at fair value through profit or loss	0
Non-cash collateral received/ pledged | Repos | Deposits from banks:
Financial liabilities
Deposits from banks	18,767	18,105
Non-cash collateral received/ pledged | Repos | Customer deposits
Financial liabilities
Customer deposits	9,417	9,530
Potential net amounts if offset of related amounts permitted
Financial assets
Financial assets at fair value through other comprehensive income	22,128	18,669
Financial liabilities
Financial liabilities at fair value through profit or loss		7,702
Potential net amounts if offset of related amounts permitted | Financial liabilities at fair value through profit or loss, category
Financial liabilities
Financial liabilities at fair value through profit or loss	6,831
Potential net amounts if offset of related amounts permitted | Deposits from banks:
Financial liabilities
Deposits from banks	3,879	3,804
Potential net amounts if offset of related amounts permitted | Customer deposits
Financial liabilities
Customer deposits	422,040	384,016
Potential net amounts if offset of related amounts permitted | Derivative liabilities
Financial liabilities
Derivative financial instruments	1,519	2,643
Potential net amounts if offset of related amounts permitted | Financial assets at fair value through profit or loss
Financial assets
Financial assets at fair value through profit or loss	1,674	2,263
Potential net amounts if offset of related amounts permitted | Derivative assets
Financial assets
Derivative financial instruments	2,084	2,131
Potential net amounts if offset of related amounts permitted | Loans and advances to banks
Financial assets
Loans and advances to banks	3,301	364
Potential net amounts if offset of related amounts permitted | Loans and advances to customers
Financial assets
Loans and advances to customers	422,095	421,967
Potential net amounts if offset of related amounts permitted | Debt securities
Financial assets
Debt securities	5,137	5,114
Potential net amounts if offset of related amounts permitted | Excluding reverse repos | Financial assets at fair value through profit or loss
Financial assets
Financial assets at fair value through profit or loss	1,674	2,263
Potential net amounts if offset of related amounts permitted | Excluding reverse repos | Loans and advances to banks
Financial assets
Loans and advances to banks	3,301	364
Potential net amounts if offset of related amounts permitted | Excluding reverse repos | Loans and advances to customers
Financial assets
Loans and advances to customers	422,095	421,967
Potential net amounts if offset of related amounts permitted | Reverse repos | Financial assets at fair value through profit or loss
Financial assets
Financial assets at fair value through profit or loss	0	0
Potential net amounts if offset of related amounts permitted | Reverse repos | Loans and advances to banks
Financial assets
Loans and advances to banks	0	0
Potential net amounts if offset of related amounts permitted | Reverse repos | Loans and advances to customers
Financial assets
Loans and advances to customers	0	0
Potential net amounts if offset of related amounts permitted | Excluding repos
Financial liabilities
Financial liabilities at fair value through profit or loss		7,702
Potential net amounts if offset of related amounts permitted | Excluding repos | Financial liabilities at fair value through profit or loss, category
Financial liabilities
Financial liabilities at fair value through profit or loss	6,831
Potential net amounts if offset of related amounts permitted | Excluding repos | Deposits from banks:
Financial liabilities
Deposits from banks	3,879	3,804
Potential net amounts if offset of related amounts permitted | Excluding repos | Customer deposits
Financial liabilities
Customer deposits	422,040	384,016
Potential net amounts if offset of related amounts permitted | Repos
Financial liabilities
Financial liabilities at fair value through profit or loss		0
Potential net amounts if offset of related amounts permitted | Repos | Financial liabilities at fair value through profit or loss, category
Financial liabilities
Financial liabilities at fair value through profit or loss	0
Potential net amounts if offset of related amounts permitted | Repos | Deposits from banks:
Financial liabilities
Deposits from banks	0	0
Potential net amounts if offset of related amounts permitted | Repos | Customer deposits
Financial liabilities
Customer deposits	£ 0	£ 0